Right-of-use assets and lease liabilities (Details 2)	Dec. 31, 2023 CAD ($)
IfrsStatementLineItems [Line Items]
Remaining payments for office lease	$ 566,433
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Remaining payments for office lease	170,672
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Remaining payments for office lease	173,970
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Remaining payments for office lease	177,268
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Remaining payments for office lease	44,523
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Remaining payments for office lease